TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

NOTE 14 – TRADE ACCOUNTS PAYABLE

	2020	2019
Trade accounts payable - domestic market	3,941,924	2,701,246
Trade accounts payable - debtor risk	726,045	376,093
Trade accounts payable - intercompany	8,958	4,283
Trade accounts payable - imports	761,026	681,146
	5,437,953	3,762,768

The Company has contracts with financial institutions in order to allow its suppliers to receive in advance their receivables through an operation called "Trade accounts payable - debtor risk". In this operation, the suppliers transfer the right to receive their receivables to a financial institution, which in turn, becomes the holder of the rights to the suppliers' receivables. The Company constantly monitors the composition of the portfolio and the conditions established with its suppliers, which have not resulted in significant changes in relation to what had been practiced historically.